Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2023	2022	2021
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2023, 2022 and 2021 are allocated as follows:

	2023	2022	2021
Current:
- Domestic	(1,065)	(838)	(2,116)
- Foreign	(659)	(1,582)	(3,170)
Total (a)	(1,724)	(2,420)	(5,286)
Deferred:
- Domestic	—	—	—
- Foreign	634	147	897
Total (b)	634	147	897
Total (a + b)	(1,090)	(2,273)	(4,389)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2023, 2022 and 2021, is analysed as follows:

	2023	2022	2021
Domestic	(12,078)	(7,448)	(1,551)
Foreign	(2,994)	11,009	10,325
Total	(15,072)	3,561	8,774

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2023, 2022 and 2021, to profit before income taxes and non-controlling interests) as follows:

	2023	2022	2021
Expected tax benefit (expense) at statutory tax rates	3,617	(855)	(2,106)
Effect of:
- Tax exempt income	4,530	2,618	2,320
- Aggregate effect of different tax rates in foreign jurisdictions	(481)	(79)	191
- Italian regional tax	(8)	(28)	(78)
- Non-deductible expenses	(5,675)	(1,635)	(5,152)
- Tax effect on unremitted earnings	—	(755)	(515)
- Non taxable gain from disposal of a subsidiary	—	—	1,057
- Chinese withholding tax on income not recoverable	(1,100)	—	(699)
- Effect of net change in deferred tax assets unrecognised	(1,973)	(1,539)	593
Actual tax charge	(1,090)	(2,273)	(4,389)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2023 and 2022 are presented below:

Deferred tax assets	31/12/23	31/12/22
Tax loss carry forward	704	—
Inventories obsolescence	574	745
Provision for contingent liabilities	390	492
Other temporary differences	2	22
Intercompany profit on inventories	305	706
Total deferred tax assets	1,975	1,965

Deferred tax liabilities	31/12/23	31/12/22
Withholding tax on unremitted earnings of subsidiaries	(516)	(516)
Withholding tax on liquidation of subsidiaries	(480)	(480)
IAS 19 adjustment - employees’ leaving entitlement	—	(302)
Unrealised net gains on foreign exchange rate	(305)	(479)
Other temporary differences	(5)	(152)
Total deferred tax liabilities	(1,306)	(1,929)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2021, 2022 and 2023 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2020	2,023	(2,515)	(492)
Recognised in profit or loss	(728)	1,110	382
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2021	1,295	(1,405)	(110)
Recognised in profit or loss	670	(524)	146
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2022	1,965	(1,929)	36
Recognised in profit or loss	10	623	633
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2023	1,975	(1,306)	669

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2023 and 2022.

	31/12/23	31/12/22
Deferred tax assets	1,975	1,965
Deferred tax liabilities compensated	(310)	(933)
Net deferred tax assets	1,665	1,032
Deferred tax liabilities	(996)	(996)

Summary of Unrecognised Deferred Tax Assets

As at December 31, 2023 and 2022 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/223		31/12/22
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	367,620	90,025	366,175	90,713
Provision for contingent liabilities	6,588	1,893	7,673	2,207
Inventory obsolescence	7,803	2,197	8,266	2,327
Allowance for doubtful accounts	3,744	899	5,125	1,230
Intercompany profit on inventories	7,890	2,274	4,716	1,359
Provision for warranties	2,613	753	3,375	973
Impairment of non-financial assets	2,613	591	3,284	870
IAS 19 adjustment - employees’ leaving entitlement	—	—	—	—
Other temporary differences	16,141	3,503	10,868	1,925
Total unrecognised deferred tax assets	415,012	102,135	409,482	101,604

Summary of Tax Loss Carry Forward

As at December 31, 2023 and 2022 the tax losses carried-forward of the Group expire as follows:

	2023	Expire date	2022	Expire date
Expire in five years	4,582	2024-2028	5,132	2023-2027
Expire after five years	378	> 2028	347	> 2027
Never expire	362,660	—	360,696	—
Total	367,620		366,175